Related Party Transactions - Founder shares (Details) - USD ($)							3 Months Ended	9 Months Ended
	May 08, 2020	Mar. 05, 2020	Mar. 02, 2020	Feb. 10, 2020	Jan. 24, 2020	Jan. 15, 2020	Mar. 31, 2020	Sep. 30, 2020
Related Party Transactions
Capital contribution by sponsor					$ 25,000		$ 25,000
Number of founder shares outstanding		17,250,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		1 year			1 year
Price per share		$ 12.00			$ 12.00
Closing price of share for threshold trading days		20 days			20 days			20 days
Closing price of share for threshold consecutive trading days		30 days			30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days			150 days
Sponsor
Related Party Transactions
Capital contribution by sponsor								$ 25,000
Number of shares transferred to each initial stockholder			20,000	14,375,000
Number of shares held by sponsor	17,190,000	17,210,000	14,335,000
Aggregate purchase price	$ 80,000		$ 80,000
Related Party Transaction, Number of Shares Held	17,190,000	17,210,000	14,335,000
Laurence E. Paul
Related Party Transactions
Number of shares transferred to each initial stockholder	20,000
Messrs. Delman
Related Party Transactions
Number of shares received from sponsor			20,000
Kazam
Related Party Transactions
Number of shares received from sponsor		20,000	20,000
Class B common stock
Related Party Transactions
Number of shares for forfeited					2,250,000
Number of founder shares outstanding					17,250,000			17,250,000
Price per share							$ 0.002
Class B common stock | Sponsor
Related Party Transactions
Number of shares issued to sponsor						11,500,000
Capital contribution by sponsor						$ 25,000
Capital contribution by sponsor per share						$ 0.002